Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Net investment income	$ 1,478	$ 1,376	$ 1,230
Realized losses on securities	(13)	(9)	(16)
Life, accident and health net earned premiums	22	24	21
Policy charges and other income	111	108	105
Total revenues	1,598	1,499	1,340
Costs and Expenses:
Annuity benefits	892	800	724
Life, accident and health benefits	23	29	29
Insurance acquisition expenses, net	172	185	166
Other expenses	130	118	102
Total costs and expenses	1,217	1,132	1,021
Earnings before income taxes	381	367	319
Provision for income taxes	105	127	108
Net earnings, including noncontrolling interests	276	240	211
Less: Net earnings attributable to noncontrolling interests	6	4	6
Net Earnings Attributable to Shareholder	270	236	205
Supplemental disclosure of Realized gains (losses) on securities:
Realized gains before impairments	16	42	35
Losses on securities with impairment	(30)	(51)	(51)
Non-credit portion recognized in other comprehensive income (loss)	1	0	0
Impairment charges recognized in earnings	(29)	(51)	(51)
Total realized losses on securities	$ (13)	$ (9)	$ (16)